INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Revenue	$ 9,717	$ 7,243
Cost of sales (excluding depreciation)	6,911	5,220
Depreciation	2,032	1,457
Finance expense	469	545
Other expenses (income)	(3,100)	90
Income (loss) before income taxes	6,357	(237)
Income tax expense	(1,783)	(1,198)
Net income (loss)	4,574	(1,435)
Total comprehensive income (loss)	4,610	(1,424)
Cash and equivalents (note 25a)	3,314	1,571	$ 2,234
Other current assets (note 18)	565	307
Total current assets	6,887	3,978
Total assets	44,392	22,631
Other current liabilities	622	321
Total current liabilities	2,376	1,668
Other non-current liabilities	823	1,743
Total liabilities	14,565	13,246
Total equity	29,827	9,385	$ 11,131
Current inventories	2,289	1,852
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	1,123	0
Cost of sales (excluding depreciation)	460	0
Depreciation	435	0
Finance expense	0	0
Other expenses (income)	18	0
Income (loss) before income taxes	210	0
Income tax expense	(16)	0
Net income (loss)	194	0
Total comprehensive income (loss)	194	0
Cash and equivalents (note 25a)	453	0
Other current assets (note 18)	338	0
Total current assets	791	0
Non-current assets	4,623	0
Total assets	5,414	0
Current financial liabilities (excluding trade, other payables & provisions)	11	0
Other current liabilities	35	0
Total current liabilities	46	0
Non-current financial liabilities (excluding trade, other payables & provisions)	44	0
Other non-current liabilities	648	0
Total non-current liabilities	692	0
Total liabilities	738	0
Total equity	4,676	0
Jabal Sayid
Disclosure of joint ventures [line items]
Revenue	315	296
Cost of sales (excluding depreciation)	133	158
Depreciation	53	39
Finance expense	1	2
Other expenses (income)	(2)	9
Income (loss) before income taxes	130	88
Income tax expense	(27)	(10)
Net income (loss)	103	78
Total comprehensive income (loss)	103	78
Cash and equivalents (note 25a)	43	128
Other current assets (note 18)	67	68
Total current assets	110	196
Non-current assets	464	482
Total assets	574	678
Current financial liabilities (excluding trade, other payables & provisions)	0	48
Other current liabilities	63	41
Total current liabilities	63	89
Non-current financial liabilities (excluding trade, other payables & provisions)	150	331
Other non-current liabilities	14	14
Total non-current liabilities	164	345
Total liabilities	227	434
Total equity	347	244
Zaldívar
Disclosure of joint ventures [line items]
Revenue	685	599
Cost of sales (excluding depreciation)	442	404
Depreciation	172	118
Finance expense	12	0
Other expenses (income)	10	25
Income (loss) before income taxes	49	52
Income tax expense	(17)	(24)
Net income (loss)	32	28
Total comprehensive income (loss)	32	28
Cash and equivalents (note 25a)	139	129
Other current assets (note 18)	632	602
Total current assets	771	731
Non-current assets	1,823	1,927
Total assets	2,594	2,658
Current financial liabilities (excluding trade, other payables & provisions)	19	18
Other current liabilities	99	85
Total current liabilities	118	103
Non-current financial liabilities (excluding trade, other payables & provisions)	11	12
Other non-current liabilities	536	546
Total non-current liabilities	547	558
Total liabilities	665	661
Total equity	1,929	1,997
Current inventories	$ 543	$ 533